ITEM 405 REG S-K 3 dly.htm DELINQUENT SECTION 16(A) REPORT

AXONIC ALTERNATIVE INCOME FUND – N-CEN for Period Ended October 31, 2024

Item G.1.b.iv, Information called for by Item 405 of Regulation S-K

Delinquent Section 16(a) Reports. Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, require each Fund’s officers and Trustees, officers and directors of the investment adviser, affiliated persons of the investment adviser, and persons who beneficially own more than 10% of a registered class of the Fund’s shares, to file reports of ownership and changes in ownership with the SEC and the NYSE and to furnish the Fund with copies of all Section 16(a) forms they file. Based solely on a review of the reports filed with the SEC, the Registrant believes a late Form 3 (Initial Statement of Beneficial Ownership of Securities) was filed on behalf of Mr. Barlow and Mr. Uhl with respect to the Axonic Alternative Income Fund. Mr. Barlow is a Trustee and Mr. Uhl is an officer of Axonic Alternative Income Fund. The Registrant is not aware of any failure by Mr. Barlow and Mr. Uhl to file in respect of any transactions in Fund shares that required a filing under Section 16(a) (i.e., a filing on Form 4 or Form 5).